EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Prospectus dated May 1, 2019

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Large-Cap Value Fund”:

Aaron S. Dunn, CFA, Vice President of BMR, has managed the Fund or Portfolio since December 2017.

Bradley Galko, CFA, Vice President of BMR, has managed the Fund since February 2020.

Edward J. Perkin, CFA, Chief Equity Investment Officer and Vice President of BMR, has managed the Fund or Portfolio since June 2014.

2.  The following replaces the third paragraph under “Large-Cap Value Fund.” in “Management and Organization”:

Large-Cap Value Fund is managed by Aaron S. Dunn, CFA, Bradley Galko, CFA and Edward J. Perkin, CFA. Prior to June 18, 2018, Messrs. Perkin and Dunn managed Large-Cap Value Portfolio, in which Large-Cap Value Fund invested. Mr. Dunn has served as a portfolio manager of the Fund or Portfolio since December 2017 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and BMR and has been employed by Eaton Vance for more than five years. Mr. Galko has served as a portfolio manager of the Fund since February 2020 and manages other Eaton Vance portfolios. He is a Vice President of Eaton Vance and BMR and has been employed by Eaton Vance for more than five years. Mr. Perkin has served as a portfolio manager of the Fund or Portfolio since June 2014 and manages other Eaton Vance portfolios. He is Chief Equity Investment Officer and is a Vice President of Eaton Vance and BMR and has been employed by Eaton Vance for more than five years.

February 3, 2020	34598 2.3.20

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SPECIAL EQUITIES FUND

Supplement to Statement of Additional Information dated May 1, 2019

The following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Bradley Galko*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

* As of December 31, 2019. Mr. Galko became a portfolio manager on February 3, 2020.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Large-Cap Value Fund
Bradley Galko*	None	$100,001 - $500,000

* As of December 31, 2019. Mr. Galko became a portfolio manager on February 3, 2020.

February 3, 2020